Related Parties’ Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties’ Transactions [Abstract]
Schedule of Balance with Related Parties

The Group had the following balances with related parties consisted of the following:

Names of the related parties	Relationship with the Company
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”)	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”)	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”)	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”)	Controlled by close family members of the Group’s CEO
FGP Group Inc. (“FGP”)	Controlled by close family members of the Group’s CEO
Vplus Health Inc. (“Vplus”)	Controlled by close family members of the Group’s CEO
Hooloo Lab Inc. (“Hooloo”)	Controlled by close family members of the Group’s CEO
FL MEDICAL LTD (“FL MEDICAL”)	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”)	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd (“Joincare”)	Controlled by FL MEDICAL
IOTA.INC (“IOTA”)	Controlled by CEO of the Group
FEELLIFE HOLDING LTD (“FEELLIFE HOLDING”)	Controlled by FL MEDICAL
Shenzhen LFS Medical Co., Ltd. (“Shenzhen LFSM”)	Affiliate directly controlled by Principal shareholder of the Company
Mr. Jian Hua	Chief Executive Officer and Director

Schedule of Amounts Due to and Due from Related Party

(a) Amounts due from a related party

	As of December 31,
	2025	2024
Cpresso, LLC(i)	$11,000	$11,000

(i)      Amounts due from Cpresso, LLC was rental deposit.

(b) Amounts due to related parties

	As of December 31,
	2025	2024
Shenzhen Feellife(1)(2)	$2,026,444	$4,826,976
Mr. Jian Hua(3)	1,341	—
	$2,027,785	$4,826,976

(1)      Shenzhen Feellife (Party A), Shenzhen LF (Party B), and PAPA HEALTH Inc (Party C) have entered into an irrevocable debt transfer agreement dated April 1, 2024, titled the “Agreement for Assignment of Debts and Claims.” Party B includes its related parties. The agreement stipulates that all claims and debts owed by or to Party C incurred by Party B and its related parties during the period from January 1, 2024, to December 31, 2025, are transferred to Party A.

(2)      As of December 31, 2025 and December 31, 2024, amounts due to Shenzhen Feellife included payables for the purchase of consumable Hemp cannabinoid E-vapors, packaging materials, and mold equipment from Shenzhen Feellife. Additionally, based on the Debit Waiver Agreement dated April 1, 2024, the Group transferred to Shenzhen Feellife net amounts due from related parties as follows: $3,179,794 for the year ended December 31, 2025, from thirteen related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, IOTA, FEELLIFE HOLDING, Feellife Health, and Shenzhen LFSM; and $374,951 for the year ended December 31, 2024, from eleven related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, LIFE SCIENCE, and FEELLIFE HOLDING:

(i)      As of December 31, 2025 and December 31, 2024, amounts due from FGP of nil and $1,150 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FGP and the Company for the year ended December 31,2025 and December 31,2024.

(ii)     As of December 31, 2025 and December 31, 2024, amounts due from Cpresso of nil and $44,981. There was no material transaction between Cpresso and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(iii)    As of December 31, 2025 and December 31, 2024, amounts due form Vplus of $169,354 and $7,811 were transferred from Vplus to Shenzhen Feellife by the Group, respectively.

As of December 31, 2025, transferred trade receivables amounting to $1,133,824 due from Vplus to Shenzhen Feellife, by the Group. There was no material transaction between Vplus and the Company for the year ended December 31, 2024.

(iv)    As of December 31, 2025 and December 31, 2024, non-trade amounts due from Shenzhen LFS of $198,795 and $1,359,494 were transferred to Shenzhen Feellife by the Group, respectively.

As of December 31, 2025 and December 31, 2024, transferred trade receivables amounting to $1,371,340 due from Shenzhen LFS and trade payables amounting to $1,164,895 due to Shenzhen LFS to Shenzhen Feellife, by the Group, respectively.

For the ended December 31, 2025, there was a total of advance collection of $113,202 by Shenzhen LFS on behalf of the Group for product sales of the Group. For the year ended December 31, 2024, there was a total of advance collection of $1,390,714 by Shenzhen LFS on behalf of the Group for product sales of the Group.

(v)      As of December 31, 2025 and December 31, 2024, amounts due from Feel Life of nil and $96,650 were transferred to Shenzhen Feellife by the Company, respectively. For the year ended December 31, 2024, the Group has a total amount of $117,650 for daily funds advance payment by the Group for Feel Life’s business operation purpose. There was no material transaction occurred between Feel Life and the Company for the year ended December 31, 2025.

(vi)    As of December 31, 2025, amounts due from Hooloo of $8,526 were transferred to Shenzhen Feellife by the Company. As of December 31, 2024, amounts due from Hooloo of $21,950 is transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Hooloo and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(vii)   As of December 31, 2025 and December 31, 2024, amounts due from FL MEDICAL of $2,650 and $950 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between Fl Medical and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(viii)  As of December 31, 2025, and December 31, 2024, amounts due from FL Globe of $2,650 and $950 were transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Fl Globe and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(ix)    As of December 31, 2025 and December 31, 2024, amounts due from Joincare of $2,650 and $950 were transferred to Shenzhen Feellife by the Company. There was no material transaction occurred between Joincare and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(x)      As of December 31, 2025 and December 31, 2024, amounts due from IOTA of $226,118 and $1,310 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between IOTA and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024.

As of December 31, 2025, transferred trade receivables amounting to $29,768 due from IOTA to Shenzhen Feellife, by the Group. There was no material transaction between Vplus and the Company for the year ended December 31, 2025 and for the year ended December 31, 2024.

(xi)    As of December 31, 2025, and December 31, 2024, amounts due from FEELLIFE HOLDING of $4,050 and $3,650 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FEELLIFE HOLDING and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024.

(xii)   As of December 31, 2025, amounts due from FEELLIFE HEALTH of $1,000 was transferred to Shenzhen Feellife by the Group. No such transfer occurred during the year ended December 31, 2024. There was no material transaction occurred between FEELLIFE HEALTH and the Group for the year ended December 31, 2025.

(xiii)  As of December 31, 2025, amounts due from Shenzhen LFSM of $29,069 was transferred to Shenzhen Feellife by the Group. No such transfer occurred during the year ended December 31, 2024. There was no material transaction occurred between Shenzhen LFSM and the Group for the year ended December 31, 2025.

(3)      As of December 31, 2025 and December 31,2024, amounts due to Mr. Jian Hua of $1,341 and nil, respectively representing reimbursements for office expenses. There was no material transaction occurred between Mr. Jian Hua and the Group for the year ended December 31, 2025 and for the year ended December 31, 2024.

Schedule of Related Party Transactions

(c) Related parties’ transaction

	For the years ended December 31,
	2025	2024
Revenue generated from related parties
Vplus	$1,633,824	$—
IOTA	29,768	—
Shenzhen Feellife	4,289	12,621
	$1,667,881	$12,621

Purchase from related parties
Shenzhen Feellife	$2,709,567	$4,186,353
	$2,709,567	$4,186,353

Service expenses
Shenzhen Feellife(i)	$2,229,432	$2,240,245
	$2,229,432	$2,240,245

Rental expenses
Cpresso, LLC	$453,000	$96,000
	$453,000	$96,000

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.

Schedule of Related Party Non-Trade Transaction

(d) Related parties’ non-trade transaction

	For the year ended December 31, 2025
	Fund advance	Repayment	Net amounts
Financial dealings
Vplus(ii)	$169,354	$—	$169,354
Shenzhen LFS(ii)	324,227	125,432	198,795
HOOLOO(ii)	8,580	54	8,526
FL Medical(ii)	2,650	—	2,650
FL Globe(ii)	2,650	—	2,650
Joincare(ii)	2,650	—	2,650
IOTA(ii)	235,136	9,018	226,118
FEELLIFE HOLDING(ii)	4,050	—	4,050
FEELLIFE HEALTH(ii)	1,000	—	1,000
Shenzhen LFSM(ii)	29,069	—	29,069
Mr. Jian Hua	997	2,338	(1,341)
Ms. Hua Yao	105	105	—
	$780,468	$136,947	643,521

(ii)     The aforesaid claims and debts arose from ordinary business non-trade transactions with related parties. The transfer of the net amounts is irrevocable, unsecured, without fixed terms, and interest-free. The net amounts transferred are also irrevocable, unsecured, without fixed terms, and interest-free.